Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0002073515
Registrant Name	D. Boral ARC Acquisition II Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES